Putnam Short-Term Municipal Income Fund
The fund's portfolio
2/28/21 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FHA Insd. — Federal Housing Administration Insured
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.03% as of the close of the reporting period.

	MUNICIPAL BONDS AND NOTES (100.4%)(a)
		Rating(RAT)	Principal amount	Value
	Alabama (1.3%)
	AL State Special Care Fac. Fin. Auth. Mandatory Put Bonds (11/1/22), (Ascension Health Credit Group), Ser. 06C-1, 1.85%, 11/15/46	AA+	$500,000	$513,780
	Black Belt Energy Gas Dist., Gas Supply Mandatory Put Bonds (7/1/22), Ser. A, 4.00%, 8/1/47	Aa2	150,000	156,534

				670,314
	Arizona (0.3%)
	AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. A, 4.00%, 7/1/21	BB	25,000	25,192
	Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 4.00%, 5/15/22	BBB-/F	100,000	102,797
	Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 3.75%, 7/1/24	BBB-	10,000	10,476

				138,465
	California (23.9%)
	Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 0.01%, 4/1/53	VMIG 1	1,000,000	1,000,000
	CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West Oblig. Group), Ser. A, 4.00%, 3/1/43	A	230,000	239,828
	CA Muni. Fin. Auth. Rev. Bonds, (Channing House), Ser. A, 5.00%, 5/15/23	AA-	650,000	715,702
	CA School Fac. Fin. Auth. 144A Rev. Bonds, (Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/21	BBB-	100,000	101,362
	CA State Mandatory Put Bonds (12/1/21), Ser. B, 0.844%, 12/1/31	Aa2	1,000,000	1,001,200
	CA State Charter School Fin. Auth. 144A Rev. Bonds, (Summit Pub. Schools), 5.00%, 6/1/22	Baa3	105,000	108,173
	CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A
	5.00%, 8/1/26	Baa3	100,000	119,223
	5.00%, 8/1/24	Baa3	100,000	113,247
	5.00%, 8/1/22	Baa3	50,000	53,005
	CA State Infrastructure & Econ. Dev. Bank
	Mandatory Put Bonds (8/1/21), (CA Academy of Sciences), Ser. D, 0.46%, 8/1/47	A2	200,000	199,994
	Mandatory Put Bonds (4/1/22), (J. Paul Getty Trust (The)), Ser. A-2, 0.411%, 10/1/47	Aaa	500,000	500,515
	CA State Infrastructure & Econ. Dev. Bank 144A Mandatory Put Bonds (7/1/21), (DesertXpress Enterprises, LLC), 0.45%, 1/1/50	VMIG 1	1,500,000	1,500,141
	CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Housing, Inc.), Ser. A, 5.00%, 8/15/23	A-	510,000	561,469
	CA State Muni. Fin. Auth. Rev. Bonds, (HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/30	A-/F	165,000	187,950
	CA State Tobacco Securitization Agcy. Rev. Bonds, (Gold Country Settlement Funding Corp.), Ser. A, 5.00%, 6/1/23	A	1,025,000	1,129,140
	CA State, Pub. Wks. Board Rev. Bonds, (Various Capital), Ser. B, 5.00%, 3/1/23	Aa3	425,000	464,835
	Fontana, Special Tax, (Cmnty. Fac. Dist. No. 85), 3.00%, 9/1/23	BB+/P	250,000	261,168
	Long Beach Harbor Rev. Bonds, Ser. C , 4.00%, 7/15/21	Aa2	500,000	507,105
	Port of Oakland Rev. Bonds
	5.00%, 5/1/28	A2	500,000	624,415
	1.181%, 5/1/25	A1	600,000	605,556
	San Bernardino Cnty., FRB, Ser. C, 0.353%, 8/1/23	AA+	375,000	372,195
	San Juan, Unified School Dist. G.O. Bonds, Ser. B, 5.00%, 8/1/23 (Prerefunded 8/1/22)	Aa2	100,000	106,936
	U. of CA VRDN Rev. Bonds, Ser. AL-4, 0.01%, 5/15/48	VMIG 1	1,500,000	1,500,000

				11,973,159
	Colorado (2.2%)
	CO E-470 Pub. Hwy. Auth. Mandatory Put Bonds (9/1/21), Ser. A, 0.497%, 9/1/39	A2	500,000	500,015
	High Plains Co. Metro. Dist. G.O. Bonds, NATL, 4.00%, 12/1/21	Baa2	150,000	153,762
	Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC)
	5.00%, 7/15/25	Baa2	160,000	186,754
	5.00%, 7/15/24	Baa2	100,000	113,563
	Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 3.00%, 12/1/22	Ba1	39,000	39,702
	U. of CO Hosp. Auth. Mandatory Put Bonds (3/1/22), (UCHA Oblig. Group.), Ser. C-2, 5.00%, 11/15/38	AA	100,000	102,248

				1,096,044
	Connecticut (4.2%)
	CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Stamford Hosp. Oblig. Group (The)), Ser. L-1
	4.00%, 7/1/25(FWC)	BBB+	600,000	678,516
	4.00%, 7/1/24(FWC)	BBB+	500,000	552,895
	CT State Hsg. Fin. Auth. Rev. Bonds
	Ser. D2, 3.00%, 5/15/24	Aaa	600,000	630,402
	Ser. G, 2.75%, 5/15/26	Aaa	235,000	239,646

				2,101,459
	District of Columbia (0.9%)
	DC Rev. Bonds
	(D.C. Intl. School), 5.00%, 7/1/27	BBB	300,000	352,809
	(KIPP DC), 5.00%, 7/1/23	BBB+	100,000	109,383

				462,192
	Florida (2.2%)
	FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (Nova Southeastern U., Inc.), 5.00%, 4/1/29	A-	150,000	186,789
	Jacksonville, Port Auth. Rev. Bonds, 4.50%, 11/1/32 (Prerefunded 11/1/22)	A2	855,000	909,378

				1,096,167
	Georgia (3.6%)
	Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (5/3/21)(2/3/25),
	Mandatory Put Bonds (5/3/21), (GA Transmission Corp. Vogtle Project), 2.50%, 1/1/52	AA-	200,000	200,740
	Mandatory Put Bonds (2/3/25), (Oglethorpe Pwr. Corp.), 1.50%, 1/1/40	Baa1	300,000	307,320
	Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (9/1/23), Ser. B, 0.827%, 4/1/48	Aa2	800,000	804,480
	Main Street Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A, 5.00%, 5/15/21	A3	500,000	504,810

				1,817,350
	Hawaii (0.5%)
	HI State Harbor Syst. Rev. Bonds, Ser. B, 0.90%, 7/1/23	Aa3	250,000	250,550

				250,550
	Illinois (6.5%)
	Chicago, G.O. Bonds, Ser. A, 5.00%, 1/1/22	BBB+	250,000	258,375
	Chicago, Board of Ed. G.O. Bonds, Ser. E, 5.00%, 12/1/21	BB-	100,000	103,175
	Chicago, Waste Wtr. Transmission Rev. Bonds, 5.00%, 1/1/23	A	200,000	207,330
	IL State G.O. Bonds
	Ser. A, 5.00%, 10/1/24	Baa3	500,000	558,825
	Ser. D, 5.00%, 11/1/21	Baa3	450,000	462,056
	Ser. A, 5.00%, 4/1/21	Baa3	100,000	100,351
	4.00%, 8/1/25	Baa3	225,000	232,900
	IL State Fin. Auth.
	Mandatory Put Bonds (11/15/24), (OSF Hlth. Care Syst. Oblig. Group), Ser. B-1, 5.00%, 5/15/50	A	500,000	568,275
	Mandatory Put Bonds (9/1/22), (Field Museum of Natural History), 0.584%, 11/1/34	A2	490,000	487,903
	IL State Fin. Auth. Rev. Bonds, (Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/23	A-/F	75,000	82,871
	Northern IL U. Rev. Bonds, Ser. B, BAM
	5.00%, 4/1/22	AA	100,000	104,576
	5.00%, 4/1/21	Aa2	100,000	100,343

				3,266,980
	Kentucky (3.8%)
	KY Bond Dev. Corp. Edl. Fac. Rev. Bonds, (Transylvania U.), Ser. A
	5.00%, 3/1/27	A-	160,000	191,427
	4.00%, 3/1/25	A-	340,000	376,278
	3.00%, 3/1/24	A-	330,000	348,784
	Louisville & Jefferson Cnty., Metro. Govt. Poll. Control Mandatory Put Bonds (4/1/21), (Louisville Gas & Elec. Co.), Ser. A, 1.85%, 10/1/33	A1	1,000,000	1,001,250

				1,917,739
	Louisiana (1.0%)
	LA State Offshore Term. Auth. Deepwater Port Mandatory Put Bonds (12/1/23), (Loop, LLC), Ser. A, 1.65%, 9/1/33	A3	400,000	405,748
	St. John The Baptist Parish Mandatory Put Bonds (7/1/24), (Marathon Oil Corp.), 2.125%, 6/1/37	Baa3	100,000	102,219

				507,967
	Maryland (0.9%)
	Frederick Cnty., Special Tax Bonds, (Oakdale-Lake Linganore), 2.625%, 7/1/24	BB/P	200,000	203,012
	MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 5.00%, 6/1/29	BBB-	200,000	248,402

				451,414
	Massachusetts (0.2%)
	Lowell, Collegiate Charter School Rev. Bonds, 4.00%, 6/15/24	BB-/P	50,000	52,097
	MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. SF-169, 4.00%, 12/1/44	Aa1	30,000	31,064

				83,161
	Michigan (6.8%)
	Detroit, G.O. Bonds
	5.00%, 4/1/25	Ba3	600,000	680,694
	5.00%, 4/1/21	Ba3	500,000	501,500
	Flint, Hosp. Bldg. Auth. Rev. Bonds, (Hurley Med. Ctr.), Ser. B, 4.75%, 7/1/28	Ba1	560,000	593,639
	MI State Fin. Auth. Rev. Bonds, (Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	500,000	518,260
	MI State Fin. Auth.. Mandatory Put Bonds (8/9/21), (McLaren Hlth. Care Corp. Oblig. Group), Ser. D-2, 0.53%, 10/15/38	A1	600,000	600,138
dm	MI State Hosp. Fin. Auth. Mandatory Put Bonds (4/1/21), (Ascension Hlth.), Ser. F-2, 1.90%, 11/15/47	AA+	355,000	355,493
	Milan Area Schools G.O Bonds, 5.00%, 5/1/21	AA	175,000	176,323

				3,426,047
	Minnesota (0.1%)
	MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.00%, 7/1/38	Aa1	65,000	68,515

				68,515
	Mississippi (0.5%)
	MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	225,000	225,979

				225,979
	Missouri (1.2%)
	Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, 5.00%, 3/1/26	A2	500,000	593,345

				593,345
	Montana (0.1%)
	MT State Board of Hsg. Rev. Bonds, Ser. A-2, FHA Insd., 3.00%, 12/1/43	Aa1	25,000	25,834

				25,834
	Nevada (1.6%)
	Clark Cnty., G.O. Bonds, AMBAC, 3.00%, 11/1/35	Aa1	675,000	675,581
	Las Vegas, Redev. Agcy. Tax Alloc. Bonds, 5.00%, 6/15/22	BBB+	100,000	105,428

				781,009
	New Jersey (4.7%)
	Lyndhurst Twp., G.O. Bonds, 2.00%, 5/6/21	Aa1	500,000	501,580
	NJ State Econ. Dev. Auth. Mandatory Put Bonds (6/1/23), (NJ-American Water Co., Inc.), 1.20%, 11/1/34	A1	500,000	505,880
	NJ State Econ. Dev. Auth. Rev. Bonds
	5.00%, 6/15/23	Baa1	220,000	241,538
	5.00%, 6/15/22	Baa1	200,000	211,870
	Ser. B, 5.00%, 11/1/21	Baa1	100,000	103,108
	(School Fac. Construction), 1.58%, 9/1/27	Baa1	100,000	100,100
	NJ State Trans. Trust Fund Auth. Rev. Bonds, Ser. AA, 5.25%, 6/15/30	Baa1	650,000	706,082

				2,370,158
	New Mexico (0.9%)
	Farmington, Poll. Control Mandatory Put Bonds (6/1/22)
	(Pub. Svcs. Co. of NM), Ser. B, 2.125%, 6/1/40	Baa2	100,000	102,158
	(Public Service Co. of NM), 1.20%, 6/1/40	Baa2	150,000	150,833
	NM State Hosp. Equip. Loan Council First Mtge. Rev. Bonds, (La Vida Expansion), Ser. C, 2.25%, 7/1/23	BBB-/F	200,000	200,078

				453,069
	New York (9.8%)
	Albany, Cap. Resource Corp. Rev. Bonds, (Empire Commons Student Hsg., Inc), 5.00%, 5/1/22	A	500,000	516,280
	Long Island, Pwr. Auth. Elec. Syst. Mandatory Put Bonds (9/1/25), Ser. B, 0.85%, 9/1/50	A2	500,000	498,355
	Metro. Trans. Auth. Rev. Bonds, Ser. B-2B, 5.00%, 5/15/21	A1	500,000	504,385
	New York, G.O. Bonds, Ser. E, 5.25%, 8/1/22	Aa2	250,000	267,815
	NY City, Hsg. Dev. Corp. Mandatory Put Bonds (7/3/23), Ser. B-2, 2.10%, 11/1/58	AA+	170,000	172,647
	NY State Dorm. Auth. Rev. Bonds, (St. Joseph's College)
	5.00%, 7/1/30	BBB-/F	75,000	90,350
	5.00%, 7/1/29	BBB-/F	75,000	89,729
	5.00%, 7/1/28	BBB-/F	75,000	89,119
	5.00%, 7/1/26	BBB-/F	200,000	231,660
	5.00%, 7/1/24	BBB-/F	175,000	194,469
	5.00%, 7/1/23	BBB-/F	100,000	108,246
	5.00%, 7/1/21	Baa3	25,000	25,314
	NY State Hsg. Fin. Agcy. Rev. Bonds, (Climate Bond Certified), FNMA Coll., 1.625%, 5/1/23	Aa2	760,000	760,509
	NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (JFK Intl. Arpt. Term. 4, LLC), 5.00%, 12/1/25	Baa1	225,000	262,861
	NY State Urban Dev. Corp. Sales Tax Rev. Bonds, Ser. A-1, 5.00%, 3/15/22	Aa2	295,000	309,839
	Port Auth. of NY & NJ Rev. Bonds
	Ser. 189, 5.00%, 5/1/23	Aa3	255,000	280,934
	Ser. 185, 5.00%, 9/1/21	Aa3	500,000	511,820

				4,914,332
	North Carolina (1.1%)
	NC State Tpk. Auth. Rev. Bonds, 5.00%, 2/1/24	BBB	500,000	564,760

				564,760
	Ohio (2.4%)
	Akron Bath Coply Joint Twp. Hosp. Dist. Rev. Bonds, (Summa Hlth. Syst. Oblig. Group)
	5.00%, 11/15/27	Baa2	180,000	221,125
	5.00%, 11/15/25	Baa2	255,000	300,250
	OH State Higher Edl. Fac. Comm. Rev. Bonds, (U. of Dayton), Ser. 06, AMBAC, 2.619%, 12/1/21	A+	665,000	673,060

				1,194,435
	Pennsylvania (5.0%)
	Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/22	A	200,000	209,820
	Bethlehem, Area School Dist. Auth. Mandatory Put Bonds (11/1/21), 0.572%, 1/1/30	A1	150,000	150,002
	PA State Tpk. Comm. Rev. Bonds, 5.00%, 12/1/21	A1	200,000	207,148
	Pittsburgh Wtr. & Swr. Auth. Mandatory Put Bonds (12/1/23), Ser. C, AGM, 0.68%, 9/1/40	AA	625,000	626,556
	Scranton, School Dist. G.O. Bonds, Ser. 14-R, 0.934%, 4/1/31	A2	945,000	949,583
	State Public School Bldg. Auth. Palease Rev. Bonds, (Philadelphia School Dist.), 5.00%, 6/1/23	A2	100,000	109,307
	Westmoreland Cnty. Indl. Dev. Auth. Hlth. Syst. Rev. Bonds, (Excela Hlth. Oblig. Group), Ser. A
	4.00%, 7/1/23	Baa1	150,000	160,013
	4.00%, 7/1/22	Baa1	100,000	103,947

				2,516,376
	Puerto Rico (0.4%)
	Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. CC, AGM, 5.50%, 7/1/29	AA	55,000	67,057
	Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Bonds, Ser. C, AMBAC, 5.50%, 7/1/26	C	25,000	27,732
	Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds, Ser. L, NATL, 5.50%, 7/1/21	Baa2	108,834	109,824

				204,613
	Rhode Island (0.2%)
	RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/22	BBB+	100,000	104,522

				104,522
	South Carolina (3.2%)
	SC State Pub. Svcs. Auth. Rev. Bonds, (Santee Cooper), Ser. D
	5.00%, 12/1/22 (Prerefunded 6/1/22)	AAA/P	50,000	53,001
	5.00%, 12/1/22 (Prerefunded 6/1/22)	A2	50,000	53,001
	SC Trans. Infrastructure Bank Mandatory Put Bonds (10/1/22), Ser. 03B, 0.532%, 10/1/31	Aa3	1,495,000	1,496,136

				1,602,138
	Texas (4.4%)
	Central TX Regl. Mobility Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/22	A-	300,000	311,172
	Houston, Indpt. School Dist. Mandatory Put Bonds (6/1/23), PSFG, 4.00%, 6/1/29	Aaa	1,000,000	1,079,950
	Little Elm, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 8/15/22	AAA	305,000	326,506
	SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	75,000	89,549
	TX State Affordable Hsg. Corp. Rev. Bonds, Ser. A, GNMA, 5.25%, 9/1/28	Aa1	125,000	125,266
	TX State Muni. Pwr. Agcy. Rev. Bonds, (Syst. Net/Transmission Converting Security), 5.00%, 9/1/47	A+	275,000	275,908

				2,208,351
	Utah (1.1%)
	UT Infrastructure Agcy. Rev. Bonds, Ser. A
	3.00%, 10/15/26	BBB-/F	250,000	274,653
	3.00%, 10/15/23	BBB-/F	250,000	265,078

				539,731
	Virginia (1.9%)
	VA State College Bldg. Auth. Edl. Fac. Rev. Bonds, Ser. B
	5.00%, 9/1/22	Aa1	290,000	311,118
	5.00%, 9/1/22 (Escrowed to Maturity)	AA+/P	160,000	171,376
	VA State Small Bus. Fin. Auth. Rev. Bonds, (National Sr. Campuses, Inc. Oblig. Group)
	5.00%, 1/1/25	A/F	250,000	288,675
	5.00%, 1/1/24	A/F	150,000	168,060

				939,229
	Washington (3.5%)
	King Cnty., Swr. Mandatory Put Bonds (12/1/21), 2.60%, 1/1/43	Aa2	300,000	300,000
	Port of Seattle Rev. Bonds, Ser. C, 5.00%, 5/1/24	A1	315,000	356,388
	WA State Hlth. Care Fac. Auth.
	Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.) Ser. B, 1.179%, 1/1/42	A+	100,000	100,460
	Mandatory Put Bonds (7/3/23), (Fred Hutchinson Cancer Research Ctr.) 1.08%, 1/1/42	A+	1,000,000	1,008,880

				1,765,728

	Total municipal bonds and notes (cost $49,950,020)			$50,331,132

SHORT-TERM INVESTMENTS (1.4%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.12%(AFF)	Shares	617,985	$617,985
U.S. Treasury Bills 0.046%, 6/10/21(SEG)		$100,000	99,987

Total short-term investments (cost $717,972)			$717,972
TOTAL INVESTMENTS

Total investments (cost $50,667,992)			$51,049,104

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$1,000,000	$13,132	$—	3/11/21	—	0.33% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	$(13,132)
Citibank, N.A.
225,000	8,466	—	3/17/21	—	0.81% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(8,466)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(21,598)

Total		$—			Total	$(21,598)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2020 through February 28, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $50,118,367.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/21
	Short-term investments
	Putnam Short Term Investment Fund*	$1,865,119	$11,399,417	$12,646,551	$402	$617,985

	Total Short-term investments	$1,865,119	$11,399,417	$12,646,551	$402	$617,985
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $5,999.
(FWC)	Forward commitment, in part or in entirety.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,264,593 to cover certain derivative contracts and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.03%, 0.12% and 0.19%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	14.9%
	Healthcare	14.9
	Education	12.2
	Local debt	11.8
	State debt	10.0
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $21,598 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$50,331,132	$—
Short-term investments	—	717,972	—

Totals by level	$—	$51,049,104	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$(21,598)	$—

Totals by level	$—	$(21,598)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)	$1,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com